SHARE-BASED PAYMENT (Details 4) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment
Number of Restricted shares, Outstanding at beginning of year	559,530	45,000
Number of Restricted shares, Granted	498,400	549,730
Number of Restricted shares, Vested	(142,189)	(15,000)
Number of Restricted shares, Forfeited	(146,701)	(20,200)
Number of Restricted shares, Outstanding at year end	769,040	559,530